ADVISOR’S EDGESM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated December 12, 2011

to the

Prospectuses dated May 1, 2011

Effective on or about December 2, 2011, the following name change occurred:

Old Subaccount Name	New Subaccount Name
Federated Capital Income Fund II	Federated Managed Volatility Fund II

Effective on or about December 12, 2011, the following name changes will occur:

Current Subaccount Name(1)	New Subaccount Name
Transamerica Asset Allocation – Conservative VP	TA Asset Allocation – Conservative
Transamerica Asset Allocation – Growth VP	TA Asset Allocation – Growth
Transamerica Asset Allocation – Moderate VP	TA Asset Allocation – Moderate
Transamerica Asset Allocation – Moderate Growth VP	TA Asset Allocation – Moderate Growth
Transamerica Efficient Markets VP	TA Efficient Markets
Transamerica Index 50 VP	TA Vanguard ETF Index – Balanced
Transamerica Index 75 VP	TA Vanguard ETF Index – Growth
Transamerica BlackRock Large Cap Value VP	TA BlackRock Large Cap Value
Transamerica Clarion Global Real Estate Securities VP	TA Clarion Global Real Estate Securities
Transamerica JPMorgan Enhanced Index VP	TA JPMorgan Enhanced Index
Transamerica Multi-Managed Balanced VP	TA Multi-Managed Balanced
Transamerica MFS International Equity VP	TA MFS International Equity
Transamerica Morgan Stanley Active International Allocation VP	TA Morgan Stanley Active International Allocation
Transamerica Morgan Stanley Capital Growth VP	TA Morgan Stanley Capital Growth
Transamerica Morgan Stanley Growth Opportunities VP	TA Morgan Stanley Growth Opportunities
Transamerica Morgan Stanley Mid-Cap Growth VP	TA Morgan Stanley Mid-Cap Growth
Transamerica PIMCO Total Return VP	TA PIMCO Total Return
Transamerica Systematic Small/Mid Cap Value VP	TA Systematic Small/Mid Cap Value
Transamerica T. Rowe Price Small Cap VP	TA T. Rowe Price Small Cap
Transamerica WMC Diversified Equity VP	TA WMC Diversified Equity
Transamerica WMC Diversified Growth VP	TA WMC Diversified Growth

(1)	Also the name of the underlying fund portfolio the subaccount invests in. The underlying fund portfolio name is not changing.

Effective on or about December 12, 2011, NVIT Developing Markets Fund subaccount (the “Subaccount”) will be closed to new investment.

“Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to the Subaccount after December 12, 2011.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s EdgeSM NY Variable Annuity dated May 1, 2011

If you have any amount in the Subaccount on December 12, 2011, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccount into other subaccounts;
•	withdraw amounts from the Subaccount; and
•	maintain your current investment in the Subaccount.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the Subaccount, you need to provide us with new instructions for amounts that would have otherwise gone into the Subaccount.

Effective on or about December 30, 2011, the following subaccount mergers will occur:

Existing Subaccount	Acquiring Subaccount
TA Morgan Stanley Growth Opportunities	TA Morgan Stanley Mid Cap Growth
TA WMC Diversified Equity	TA WMC Diversified Growth

Any references in the Prospectus to the subaccounts are hereby changed as noted above.

2